Other accounts receivable and prepaid expenses	12 Months Ended
Dec. 31, 2024
Other accounts receivable and prepaid expenses.
Other accounts receivable and prepaid expenses

8.           Other accounts receivable and prepaid expenses

Other accounts receivable and prepaid expenses are comprised as follows:

	December 31,
	2024		2023		2022

Prepaid expenses	Ps.	73,529	Ps.	37,608	Ps.	41,132
Guarantee deposits		7,816		6,806		6,987
Others		10,746		3,651		1,520
	Ps.	92,091	Ps.	48,065	Ps.	49,639